Summary of Significant Accounting Policies (Video Production and Acquisition Costs and Licensed Video Copyrights) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Licensed video copyrights, amortized periods	1 to 3 years
Amortization of licensed video copyrights	$ 0	$ 2,200,535
Write-down expenses of licensed video copyrights	$ 0	$ 1,521,161